Other Long-Term Liabilities (Tables)	12 Months Ended
Dec. 31, 2014
Other Liabilities Disclosure [Abstract]
Summary of Freight Tax Expenses Recorded in Other Long-Term Liabilities

The following is a roll-forward of the Company’s freight tax expenses which are recorded in its consolidated balance sheets in other long-term liabilities, from January 1, 2012 to December 31, 2014:

	Year Ended December 31,
	2014 $	2013 $	2012 $
Balance at the beginning of the year	5,351	4,757	5,449
Freight tax (recovery) expense	(499)	594	(692)

Balance at the end of the year	4,852	5,351	4,757